Other Liabilities (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018
Liabilities [Abstract]
Interest payable	$ 15,685,075	$ 10,617,533
Accruals	159,785	142,753
Other payables	356,938	415,224
Long-term debt	4,077,590	4,071,188
Other liabilities	$ 20,279,388	$ 15,246,698